EVENTS AFTER THE REPORTING PERIOD (Details - Initial Public Offering) - Initial Public Offering - Ordinary shares - $ / shares		1 Months Ended
	Apr. 12, 2022	Jan. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares	3,272,727	63,842
IPO price	$ 6